PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Nov. 30, 2021
Building | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	15 years
Building | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	50 years
Computer equipment and software | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	20.00%
Computer equipment and software | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	100.00%
Office furniture and equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	20.00%
Office furniture and equipment | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	50.00%
Lab and production equipment | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation percentage	20.00%
Right of use asset | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	2 years
Right of use asset | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	7 years